Nationwide Life Insurance Company: • Nationwide Variable Account – 9 • Nationwide Variable Account-12	Nationwide Life and Annuity Insurance Company: • Nationwide VA Sep Acct- D

Prospectus supplement dated July 31, 2008 to
Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual funds as investment options under your contract.  Effective July 31, 2008, these investment options have changed names as indicated below.

OLD NAME	NEW NAME
W&R Target Funds, Inc. – Asset Strategy Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Asset Strategy
W&R Target Funds, Inc. – Balanced Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Balanced
W&R Target Funds, Inc. – Bond Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Bond
W&R Target Funds, Inc. – Core Equity Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Core Equity
W&R Target Funds, Inc. – Dividend Income Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Dividend Opportunities
W&R Target Funds, Inc. – Energy Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Energy
W&R Target Funds, Inc. – Global Natural Resources Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Global Natural Resources
W&R Target Funds, Inc. – Growth Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Growth
W&R Target Funds, Inc. – High Income Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – High Income
W&R Target Funds, Inc. – International Growth Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – International Growth
W&R Target Funds, Inc. – International Value Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – International Value
W&R Target Funds, Inc. – Micro Cap Growth Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Micro Cap Growth
W&R Target Funds, Inc. – Mid Cap Growth Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Mid Cap Growth
W&R Target Funds, Inc. – Money Market Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Money Market
W&R Target Funds, Inc. – Mortgage Securities Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Mortgage Securities
W&R Target Funds, Inc. – Real Estate Securities Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Real Estate Securities
W&R Target Funds, Inc. – Science and Technology Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Science and Technology

W&R Target Funds, Inc. – Small Cap Growth Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Small Cap Growth
W&R Target Funds, Inc. – Small Cap Value Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Small Cap Value
W&R Target Funds, Inc. – Value Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Value

Also effective July 31, 2008, the investment objective of IVY Funds VIP Dividend Opportunities is changed to the following:  To provide total return.